Note 13 - Share Capital - Issued and Outstanding Shares (Details) - CAD ($)						12 Months Ended
	Oct. 07, 2021	Sep. 29, 2021	Sep. 29, 2021	Sep. 21, 2021	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Balance						$ 255,288,000
Issued during the year (in shares)		825,000		5,500,000
Issued during the year			$ 75,100,000
Cancelled during the year (in shares)	(7,477)
Cancelled during the year	$ (39,000)
Redemption of preferred shares (in shares)					(1,681,320)
Balance						332,106,000	$ 255,288,000
Issued capital [member]
Statement Line Items [Line Items]
Balance						182,094,000
Balance						241,466,000	182,094,000
Additional paid-in capital [member]
Statement Line Items [Line Items]
Balance						145,000
Balance						$ 145,000	$ 145,000
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)						21,123,559	21,123,559
Balance						$ 152,612,000	$ 152,612,000
Issued during the year (in shares)						6,325,000	0
Issued during the year						$ 75,101,000	$ 0
Cancelled during the year (in shares)						(7,477)	0
Cancelled during the year						$ (39,000)	$ 0
Balance (in shares)						27,441,082	21,123,559
Balance						$ 227,674,000	$ 152,612,000
Series 1 preferred shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)						1,461,460
Balance						$ 13,647,000
Balance (in shares)						1,461,460	1,461,460
Balance						$ 13,647,000	$ 13,647,000
Series 3 preferred shares [member]
Statement Line Items [Line Items]
Balance (in shares)					1,681,320
Series 3 preferred shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)						1,681,320	1,681,320
Balance						$ 15,690,000	$ 15,690,000
Cancelled during the year						$ (15,690,000)	$ 0
Redemption of preferred shares (in shares)						(1,681,320)	0
Balance (in shares)						0	1,681,320
Balance						$ 0	$ 15,690,000